segment information (Tables)	12 Months Ended
Dec. 31, 2025
segment information
Schedule of reconciliation of revenue and income before income taxes by segment

	TELUS technology solutions								TELUS digital
	Mobile		Fixed		Segment total		TELUS health		experience		Eliminations		Total
Years ended December 31 (millions)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
				(restated*)		(restated*)						(restated*)
Operating revenues
External revenues
Service	$7,080	$7,099	$6,035	$5,989	$13,115	$13,088	$2,036	$1,768	$2,861	$2,732	$—	$—	$18,012	$17,588
Equipment	2,051	2,256	278	284	2,329	2,540	5	11	—	—	—	—	2,334	2,551
Revenues arising from contracts with customers	$9,131	$9,355	$6,313	$6,273	15,444	15,628	2,041	1,779	2,861	2,732	—	—	20,346	20,139
Other income (Note 7)					147	161	12	3	1	83	—	—	160	247
					15,591	15,789	2,053	1,782	2,862	2,815	—	—	20,506	20,386
Intersegment					23	20	7	8	1,020	909	(1,050)	(937)	—	—
					$15,614	$15,809	$2,060	$1,790	$3,882	$3,724	$(1,050)	$(937)	$20,506	$20,386
EBITDA [1]					$6,336	$6,073	$322	$219	$343	$598	$(79)	$(50)	$6,922	$6,840
Restructuring and other costs included in EBITDA (Note 16)					239	361	32	71	161	61	—	—	432	493
Adjusted EBITDA [1]					$6,575	$6,434	$354	$290	$504	$659	$(79)	$(50)	$7,354	$7,333
Capital expenditures [2]					$2,225	$2,331	$243	$209	$171	$143	$(73)	$(48)	$2,566	$2,635
Adjusted EBITDA less capital expenditures [1]					$4,350	$4,103	$111	$81	$333	$516	$(6)	$(2)	$4,788	$4,698
Operating revenues - external, other income and intersegment (above)					$15,614	$15,809	$2,060	$1,790	$3,882	$3,724	$(1,050)	$(937)	$20,506	$20,386
Goods and services purchased					7,058	7,110	759	718	801	693	(912)	(882)	7,706	7,639
Employee benefits expense					2,220	2,626	979	853	2,738	2,433	(59)	(5)	5,878	5,907
EBITDA (above)					6,336	6,073	322	219	343	598	(79)	(50)	6,922	6,840
Depreciation					2,150	2,238	62	78	242	197	—	—	2,454	2,513
Amortization of intangible assets					943	917	398	359	264	247	—	—	1,605	1,523
Impairment of goodwill					—	—	—	—	500	—	—	—	500	—
Operating income (loss)					$3,243	$2,918	$(138)	$(218)	$(663)	$154	$(79)	$(50)	2,363	2,804

											Financing costs		1,161	1,576
											Income before income taxes		$1,202	$1,228

*

As required by IFRS Accounting Standards, comparative amounts have been restated to conform with the reportable segments presented in the current period. TELUS health results in the current-year presentation were previously included in the “Fixed” and “Segment total” results of TELUS technology solutions.

1

Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS Accounting Standards and may not be comparable to similar measures disclosed by other issuers (including those previously disclosed by TELUS Digital Experience); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in determining compliance with certain debt covenants.

2

See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.

TELUS technology solutions capital expenditures include real estate development amounts of $92 (2024 – $193).